Acquisition - Additional Information (Detail) (USD $)	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill		$ 53,619,000	$ 31,087,000
Laboratory services
Business Acquisition [Line Items]
Goodwill		53,619,000	31,087,000	32,561,000	34,701,000
XenoBiotic Laboratories, Inc.
Business Acquisition [Line Items]
Business acquisition, purchase price	41,400,000
Business acquisition, cash	26,400,000
Business acquisition, ordinary shares	15,000,000
Goodwill	22,609,000
XenoBiotic Laboratories, Inc. | Laboratory services
Business Acquisition [Line Items]
Goodwill	$ 22,609,000